Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities at Fair Value on Recurring Basis

The following table summarizes the basis used to measure certain assets and liabilities at fair value on a recurring basis in the consolidated balance sheets at December 31, 2014. As discussed in Note 11, there were no open foreign exchange forward contracts as of December 31, 2013, and as such, there were no balances to be recorded at fair value at that date.

	December 31, 2014
Assets (Liabilities) at Fair Value	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Foreign exchange forward contracts—Assets	$—	$298	$—	$298
Foreign exchange forward contracts—(Liabilities)	—	(4,850)	—	(4,850)

Total fair value	$—	$(4,552)	$—	$(4,552)

Estimated Fair Value of Outstanding Debt Not Carried at Fair Value

The following table presents the estimated fair value of the Company’s outstanding debt not carried at fair value as of December 31, 2014 and 2013, respectively:

	As of December 31, 2014	As of December 31, 2013
Senior Notes (Level 2)	$1,212,045	$1,366,406

Total fair value	$1,212,045	$1,366,406